Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of changes in unrealized fair value of available-for-sale investments [abstract]
Dividends declared per common share	$ 0.345	$ 0.345	$ 0.690	$ 0.690
Dividends declared	$ 245	$ 249	$ 490	$ 500
Dividends reinvested	(6)	(8)	(15)	(17)
Dividends paid	$ 239	$ 241	$ 475	$ 483